Intangible assets, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

6     Intangible assets, net

	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Developed technology	2,658	3,140	2,380
Others	5	5	4

Total	2,663	3,145	2,384
Less: accumulated amortization	(2,131)	(2,472)	(1,874)

Net book value	532	673	510

Amortization expenses for the year ended December 31, 2023 and 2022 was S$340,000 (US$258,000) and S$287,000 respectively. The weighted average remaining useful life of developed technology is 2 years 3 months.

The Company’s estimated aggregate future amortization expenses for intangible assets subject to amortization as of December 31, 2023, as follows:

December 31, 2023
S$’000

Financial year ending 2024	360
Financial year ending 2025 to 2027	307